Mar. 04, 2019
WCM Alternatives: Event-Driven Fund
WCM Alternatives: Event-Driven Fund
THE MERGER FUND

WCM ALTERNATIVES: EVENT-DRIVEN FUND

100 SUMMIT LAKE DRIVE

VALHALLA, NEW YORK 10595

SUPPLEMENT DATED MARCH 4, 2019

TO PROSPECTUS DATED MAY 1, 2018

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT AFFECTS INFORMATION CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Securities Lending Activities of WCM Alternatives: Event-Driven Fund
The following is hereby added as a new sentence to the sub-section of the Prospectus entitled “Principal Investment Strategies” under the section entitled “Fund Summaries”:

WCM Alternatives: Event-Driven Fund may also loan portfolio securities to earn income.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.